Consolidated Statements Of Equity - USD ($) $ in Thousands	Total	Southwest Gas Corporation [Member]	Common Stock [Member]		Common Stock [Member] Southwest Gas Corporation [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Southwest Gas Corporation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Southwest Gas Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Southwest Gas Corporation [Member]	Non-controlling Interest [Member]	Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Balance at Dec. 31, 2014	$ 1,486,266	$ 1,490,121	$ 48,153		$ 48,153		$ 851,381	$ 851,381	$ (50,175)	$ (49,538)	$ 639,164	$ 640,125	$ (2,257)	$ 20,042
Balance, Shares at Dec. 31, 2014			46,523,000		46,523,000
Common stock issuances, Value	40,144	40,144	$ 854		$ 854		39,290	39,290
Common stock issuances, Shares			854,000		854,000
Net income (loss)	138,491	138,317									138,317	138,317	174
Net income (loss) attributable to temporary equity														939
Redemption value adjustments (Note 17)	4,708						5,777				(1,069)
Redemption value adjustments attributable to temporary equity														(4,708)
Foreign currency exchange translation adj.	(1,888)								(1,888)
Foreign currency exchange translation adj attributable to temporary equity														(66)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 6 and 11)	(278)	(278)							(278)	(278)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,073							2,073	2,073
Centuri distribution to redeemable noncontrolling interest														(99)
Dividends declared Common	(77,191)	(77,191)									(77,191)	(77,191)
Balance at Dec. 31, 2015	1,592,325	1,593,186	$ 49,007		$ 49,007		896,448	890,671	(50,268)	(47,743)	699,221	701,251	(2,083)
Balance, Shares at Dec. 31, 2015			47,377,000		47,377,000
Balance, Attributable to temporary equity														16,108
Common stock issuances, Value	6,780	6,780	$ 105		$ 105		6,675	6,675
Common stock issuances, Shares			105,000		105,000
Net income (loss)	151,907	152,041									152,041	152,041	(134)
Net income (loss) attributable to temporary equity														1,148
Redemption value adjustments (Note 17)	(5,768)										(5,768)
Redemption value adjustments attributable to temporary equity														5,768
Foreign currency exchange translation adj.	156								156
Foreign currency exchange translation adj attributable to temporary equity														5
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 6 and 11)	29	29							29	29
Amounts reclassified into net income (Notes 6 and 14)	2,075	2,075							2,075	2,075
Centuri distribution to redeemable noncontrolling interest														(439)
Dividends declared Common	(86,231)	(86,231)									(86,231)	(86,231)
Balance at Dec. 31, 2016	$ 1,661,273	1,667,880	$ 49,112		$ 49,112		903,123	897,346	(48,008)	(45,639)	759,263	767,061	(2,217)
Balance, Shares at Dec. 31, 2016	47,482,068		47,482,000		47,482,000
Balance, Attributable to temporary equity	$ 22,590													22,590
Common stock issuances, Value	52,817		$ 608				52,209
Common stock issuances, Shares			608,000
Net income (loss)	193,693	156,818									193,841	156,818	(148)
Net income (loss) attributable to temporary equity														248
Redemption value adjustments (Note 17)	(355)										(355)
Redemption value adjustments attributable to temporary equity														355
Foreign currency exchange translation adj.	1,760								1,760
Foreign currency exchange translation adj attributable to temporary equity														11
Redemption of Centuri shares from noncontrolling parties														(23,000)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 6 and 11)	(3,507)	(3,507)							(3,507)	(3,507)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,073							2,073	2,073
Centuri distribution to redeemable noncontrolling interest		(182,773)										(182,773)		$ (204)
Stock-based compensation (a)		9,278						10,062				(784)
Dividends declared Common	(95,351)	(81,129)									(95,351)	(81,129)
Contributions from Southwest Gas Holdings, Inc.		41,359						41,359
Balance at Dec. 31, 2017	$ 1,812,403	$ 1,609,999	$ 49,720		$ 49,112		$ 955,332	$ 948,767	$ (47,682)	$ (47,073)	$ 857,398	$ 659,193	$ (2,365)
Balance, Shares at Dec. 31, 2017	48,090,470		48,090,000	[1]	47,482,000	[1]

[1]	* There are 4.7 million common shares registered and available for issuance under provisions of the various stock issuance plans. In March 2017, the Company registered for issuance common shares with an aggregate sales price of up to $150 million. These shares are not included in the 4.7 million common shares registered and available for issuance.